Kathleen H Moriarty Partner	1270 Avenue of the Americas 30th Floor New York, New York 10020-1708 T 212.655.6000 D 212.655.2548 moriarty@chapman.com

November 7, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Syntax ETF Trust (the “Registrant”) (File Nos. 333-215607; 811-23227)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today, via EDGAR, a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Registrant’s Statement of Additional Information, dated October 23, 2018, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from that contained in the Form N-1A registration statement for the Registrant (Pre-Effective Amendment No. 6) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on October 23, 2018 via EDGAR (Accession Number 001144204-18-054923).

If you have any further questions or wish to discuss this filing, please do not hesitate to call me at 212-655-2548.

Very truly yours,

/s/ Kathleen H. Moriarty, Esq.
Kathleen Moriarty